Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Statement [Line Items]
Net Income		$ 2,275	$ 1,303	$ 1,232	$ 5,595	$ 3,513
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(5)	(19)	(18)	(33)	(74)
Other comprehensive income net of tax OCI debt financial assets		17	(108)	123	(43)	347
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	218	(479)	83	(392)	1,673
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	[3]	(116)	(86)	(37)	(279)	8
Other comprehensive income net of tax cash flow hedges		102	(565)	46	(671)	1,681
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		521	(1,304)	(1,180)	(1,914)	516
Unrealized gains (losses) on hedges of net foreign operations	[4]	(139)	316	206	398	(145)
Other comprehensive income, net of taxes, translation of net foreign operations		382	(988)	(974)	(1,516)	371
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	54	436	(189)	765	(244)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[6]	22	3	(330)	(220)	(49)
Unrealized gains on fair value through OCI equity securities arising during the period	[7]	7	0	0	7	0
Items that will not be reclassified to net income		83	439	(519)	552	(293)
Other Comprehensive Income (Loss), net of taxes		584	(1,222)	(1,324)	(1,678)	2,106
Total Comprehensive Income (Loss)		2,859	81	(92)	3,917	5,619
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ 22	$ (89)	$ 141	$ (10)	$ 421

[1]	Net of income tax provision of $2 million, $6 million, $6 million for the three months ended, and $11 million, $23 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $(72) million, $173 million, $(27) million for the three months ended, and $147 million, $(600) million for the nine months ended, respectively.
[3]	Net of income tax provision (recovery) of $41 million, $31 million, $13 million for the three months ended, and $100 million, $(3) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $50 million, $(115) million, $(74) million for the three months ended, and $(145) million, $53 million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $(26) million, $(158) million, $65 million for the three months ended, and $(283) million, $85 million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $(9) million, $(1) million, $120 million for the three months ended, and $79 million, $18 million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $(2) million, $nil, $nil for the three months ended, and $(2) million, $nil for the nine months ended, respectively.
[8]	Net of income tax (provision) recovery of $(7) million, $32 million, $(47) million for the three months ended, and $5 million, $(147) million for the nine months ended, respectively.